Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of income tax
	Six months ended 30 June
	2026	2025
	€’000	€’000
Current tax - Al Shola Gas	(34)	(76)
Deferred tax credit - release of PPA deferred tax liability	99	-
Income tax credit / (expense)	65	(76)